UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2008
                                               -------------------

Check here if Amendment [    ]; Amendment Number:
                                                       --   -------
This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                  Place                   Date of Signing
 /S/ JEFFREY L. BERKOWITZ          NEW YORK, NY           FEBRUARY 17, 2009
 ------------------------          ------------           -----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name
28-10684                                MILLENNIUM MANAGEMENT LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          21
                                                 --

Form 13F Information Table Value Total:     $ 6,785
                                           (thousands)



List of Other Included Managers:

None


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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
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
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AMAZON COM INC               COM                023135106       175      35,700       PUT     SOLE                   35,700
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BLACK & DECKERCORP           COM                091797100       184      22,300       PUT     SOLE                   22,300
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BLOCKBUSTER INC              CL A               093679108     1,963   1,557,796 SH            SOLE                1,557,796
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BLOCKBUSTER INC              CL A               093679108        30   1,186,100       CALL    SOLE                1,186,100
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CATERPILLAR INC DEL          COM                149123101        53     106,700       PUT     SOLE                  106,700
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CATERPILLAR INC DEL          COM                149123101        64      31,200       PUT     SOLE                   31,200
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GOOGLE INC                   CL A               38259P508       176       6,700       PUT     SOLE                    6,700
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HEWLETT PACKARD CO           COM                428236103        17      26,700       PUT     SOLE                   26,700
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INTEL CORP                   COM                458140100        29     266,700       PUT     SOLE                  266,700
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INTEL CORP                   COM                458140100        73     177,800       PUT     SOLE                  177,800
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INTERNATIONAL BUSINESS MACHS COM                459200101       171      58,000       PUT     SOLE                   58,000
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POWERSHARES QQQ TRUST        UNIT SER 1         73935A104       205     169,300       CALL    SOLE                  169,300
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NOKIA CORP                   SPONSORED ADR      654902204        89     111,100       PUT     SOLE                  111,100
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NOKIA CORP                   SPONSORED ADR      654902204       196      44,500       PUT     SOLE                   44,500
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RESEARCH IN MOTION LTD       COM                760975102     1,445      35,600 SH            SOLE                   35,600
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SPDR TR                      UNIT SER 1         78462F103       360      49,200       CALL    SOLE                   49,200
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SPDR TR                      UNIT SER 1         78462F103     1,203      13,335 SH            SOLE                   13,335
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SAP AKTIENGESELLSCHAFT       SPONSORED ADR      803054204        11      31,100       PUT     SOLE                   31,100
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SAP AKTIENGESELLSCHAFT       SPONSORED ADR      803054204        48      53,500       PUT     SOLE                   53,500
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SEARS HLDGS CORP             COM                812350106       277      22,400       PUT     SOLE                   22,400
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TEXAS INSTRS INC             COM                882508104        17      48,900       PUT     SOLE                   48,900
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